Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Company's VP | Corporate Development Services
Disclosure Of Transactions Between Related Parties [Line Items]
Commitments made by entity, related party transactions		$ 3,200
Explanation of significant terms of service concession arrangement		The agreement is effective the earlier of the completion of the contemplated separation or August 1, 2023 and has an aggregate value over three years of $3,200.
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense		$ 75	$ 74
Minera Exar S.A. | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	$ 68,000
Percentage of share of joint venture	49.00%
Service Agreement Term	5 years
Minera Exar S.A. | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value		$ 4,442